United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:
                  LORD ABBETT SERIES FUND, INC.
                  767 Fifth Avenue
                  New York, NY  10153-0203

         *(The aggregate sale price of this Fund's securities sold to a Unit Investment Trust ("UIT") that offers interests that are registered under the Securities Act and on which a registration fee has been or will be paid to the Commission have been excluded from the aggregate sale price of securities reported in Item 5(i). Therefore, the Fund may not use securities redeemed from the UIT for purposes of determining the redemption price of securities in Items 5(ii) and 5(iii).)

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.       Investment Company Act File Number:811-5876

         Securities Act File Number:                 33-31072

4(a). Last day of fiscal year for which this Form is filed: December 31, 1997
4(b).    ____     Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal
year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    ____     Check box if this is the last time the issuer will be
 filing this Form.

5. Calculation of registration fee:

         (i)      Aggregate sales price of securities sold during the
                  fiscal year pursuant to section 24(f):      $0*
         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:         $0*

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0*

         (iv)     Total available redemption credits [add Items
                  5(ii) and 5(iii):                           -$0*
         (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:        $0*

        (vi)     Redemption credits availed for use in        $(            )
                  future years - if Item 5(i) is less than
                  Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:


         (vi)     Redemption credits availed for use in        $(            )
                  future years - if Item 5(i) is less than
                  Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:





         (vii)    Multiplier for determining registration fee
                  (See Instruction C.9):  x.000295

         (viii) Registration fee due [multiply Item 5(v) by Item
                  5(vii)] enter "0" if no fee is due):   =$0*



6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                   +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                   =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Deliver:
                           ____     Wire Transfer
                           ____     Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Thomas F. Konop
                                    Thomas F. Konop, Vice President


Date : March 31, 1998

                              *Please print the name and title of the signing
                               officer below the signature